Cover Page	Jun. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 14, 2024
Entity File Number	0-21513
Entity Registrant Name	DXP Enterprises, Inc.
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	76-0509661
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77040
City Area Code	(713)
Local Phone Number	996-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock par value $0.01
Trading Symbol	DXPE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001020710
Amendment Flag	false
Entity Address, Address Line One	5301 Hollister